Segment Reporting - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net Income from interest	$ 3,482,685,348	$ 957,403,686	$ 1,336,236,688
Net fee Income	950,314,717	850,825,648	831,520,113
Net Income from Financial Instruments measured at fair value through Profit or Loss	552,125,644	2,122,455,994	1,169,109,147
Income from Derecognition of Assets Measured at Amortized Cost	84,879,769	3,750,329	202,140
Exchange rate differences on foreign currency	1,234,830,632	126,323,250	54,961,052
Other Operating Income	769,557,427	463,199,914	313,328,567
Income from Insurance Business	73,260,638	80,783,637	89,874,531
Impairment Charge	(384,380,212)	(329,170,480)	(268,407,246)
Personnel Expenses	(708,475,735)	(608,224,941)	(567,916,701)
Administrative Expenses	(595,116,118)	(563,203,122)	(550,193,753)
Depreciation Expenses	(169,889,571)	(174,995,560)	(177,274,009)
Other Operating Expenses	(1,140,074,031)	(798,863,949)	(676,875,526)
Loss on net monetary position	(3,061,019,910)	(1,716,089,952)	(972,142,971)
Operating Income	1,088,698,598	414,194,454	582,422,032
Share of profit from Associates and Joint Ventures	5,906,299	(2,769,871)	(1,579,260)
Income before Taxes from Continuing Operations	1,094,604,897	411,424,583	580,842,772
Income Tax from Continuing Operations	(414,935,179)	(106,518,384)	(200,622,937)
Net Income from Continuing Operations	679,669,718	304,906,199	380,219,835
Net Income for the Year	679,669,718	304,906,199	380,219,835
Other Comprehensive Income (Loss)	3,109,730	(6,029,597)	1,017,351
Total Comprehensive Income Attributable to Parent company´s owners	682,784,518	298,876,546	381,237,186
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	(5,070)	56	0
Operating segments | Argentina
Disclosure of operating segments [line items]
Net Income from interest	3,488,182,013	970,579,508
Net fee Income	971,732,908	869,745,044
Net Income from Financial Instruments measured at fair value through Profit or Loss	541,466,725	2,108,000,991
Income from Derecognition of Assets Measured at Amortized Cost	84,879,769	3,750,329
Exchange rate differences on foreign currency	1,234,508,717	126,273,282
Other Operating Income	784,133,062	479,260,094
Income from Insurance Business	42,825,266	49,667,891
Impairment Charge	(384,380,212)	(329,170,480)
Personnel Expenses	(707,724,388)	(607,782,210)
Administrative Expenses	(595,683,246)	(565,562,552)
Depreciation Expenses	(169,871,396)	(174,990,752)
Other Operating Expenses	(1,140,071,316)	(798,963,809)
Loss on net monetary position	(3,059,864,083)	(1,715,639,625)
Operating Income	1,090,133,819	415,167,711
Share of profit from Associates and Joint Ventures	5,906,299	(2,769,871)
Income before Taxes from Continuing Operations	1,096,040,118	412,397,840
Income Tax from Continuing Operations	(414,935,179)	(106,518,384)
Net Income from Continuing Operations	681,104,939	305,879,456
Net Income for the Year	681,104,939	305,879,456
Other Comprehensive Income (Loss)	1,352,964	(7,202,589)
Total Comprehensive Income Attributable to Parent company´s owners	682,462,973	298,676,811
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	(5,070)	56
Operating segments | Uruguay
Disclosure of operating segments [line items]
Net Income from interest	0	0
Net fee Income	(1,115,833)	(247,906)
Net Income from Financial Instruments measured at fair value through Profit or Loss	776,929	279,595
Income from Derecognition of Assets Measured at Amortized Cost	0	0
Exchange rate differences on foreign currency	321,915	49,968
Other Operating Income	537,118	124,838
Income from Insurance Business	0	0
Impairment Charge	0	0
Personnel Expenses	(751,347)	(442,731)
Administrative Expenses	(1,096,659)	(965,506)
Depreciation Expenses	(18,175)	(4,808)
Other Operating Expenses	(6,106)	(2,411)
Loss on net monetary position	(1,155,827)	(450,327)
Operating Income	(2,507,985)	(1,659,288)
Share of profit from Associates and Joint Ventures	0	0
Income before Taxes from Continuing Operations	(2,507,985)	(1,659,288)
Income Tax from Continuing Operations	0	0
Net Income from Continuing Operations	(2,507,985)	(1,659,288)
Net Income for the Year	(2,507,985)	(1,659,288)
Other Comprehensive Income (Loss)	1,756,766	1,172,992
Total Comprehensive Income Attributable to Parent company´s owners	(751,219)	(486,296)
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	0	0
Operating segments | Bank
Disclosure of operating segments [line items]
Net Income from interest	2,946,998,795	484,725,188	842,094,131
Net fee Income	587,222,167	515,909,540	514,648,642
Net Income from Financial Instruments measured at fair value through Profit or Loss	235,500,610	2,011,056,270	1,168,510,017
Income from Derecognition of Assets Measured at Amortized Cost	85,364,394	3,854,798	199,743
Exchange rate differences on foreign currency	1,073,666,045	121,462,803	45,166,343
Other Operating Income	562,062,968	311,843,474	199,585,520
Income from Insurance Business	0	0	0
Impairment Charge	(253,488,691)	(221,961,923)	(177,205,778)
Personnel Expenses	(507,086,859)	(419,595,628)	(381,191,783)
Administrative Expenses	(412,367,768)	(397,833,304)	(395,902,701)
Depreciation Expenses	(141,348,905)	(139,360,637)	(132,334,299)
Other Operating Expenses	(827,270,160)	(574,895,568)	(498,587,395)
Loss on net monetary position	(2,467,035,677)	(1,394,978,504)	(785,631,014)
Operating Income	882,216,919	300,226,509	399,351,426
Share of profit from Associates and Joint Ventures	(3,924,114)	(2,769,871)	(1,579,260)
Income before Taxes from Continuing Operations	878,292,805	297,456,638	397,772,166
Income Tax from Continuing Operations	(313,000,336)	(39,471,385)	(120,121,935)
Net Income from Continuing Operations	565,292,469	257,985,253	277,650,231
Net Income for the Year	565,292,469	257,985,253	277,650,231
Other Comprehensive Income (Loss)	0	(7,087,864)	919,698
Total Comprehensive Income Attributable to Parent company´s owners	565,292,469	250,897,389	278,569,929
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	0	0	0
Operating segments | Naranja X
Disclosure of operating segments [line items]
Net Income from interest	525,337,475	422,729,801	457,742,752
Net fee Income	375,440,512	353,440,839	338,872,931
Net Income from Financial Instruments measured at fair value through Profit or Loss	195,210,141	83,968,443	5,116,173
Income from Derecognition of Assets Measured at Amortized Cost	(498,842)	(104,469)	2,397
Exchange rate differences on foreign currency	9,946,717	(820,561)	1,785,961
Other Operating Income	79,132,915	72,156,816	72,629,463
Income from Insurance Business	0	0	0
Impairment Charge	(130,893,908)	(107,216,109)	(91,152,324)
Personnel Expenses	(156,578,537)	(153,341,955)	(152,004,652)
Administrative Expenses	(154,673,762)	(140,527,358)	(133,281,094)
Depreciation Expenses	(24,547,824)	(31,480,958)	(40,015,064)
Other Operating Expenses	(211,700,591)	(212,677,953)	(172,413,584)
Loss on net monetary position	(453,712,330)	(261,163,989)	(159,047,737)
Operating Income	52,461,966	24,962,547	128,235,222
Share of profit from Associates and Joint Ventures	0	0	0
Income before Taxes from Continuing Operations	52,461,966	24,962,547	128,235,222
Income Tax from Continuing Operations	(24,791,599)	(12,272,864)	(52,140,206)
Net Income from Continuing Operations	27,670,367	12,689,683	76,095,016
Net Income for the Year	27,670,367	12,689,683	76,095,016
Other Comprehensive Income (Loss)	953,677	(88)	(3,876)
Total Comprehensive Income Attributable to Parent company´s owners	28,624,044	12,689,595	76,091,140
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	0	0	0
Operating segments | Insurance
Disclosure of operating segments [line items]
Net Income from interest	16,330,374	60,150,627	28,514,085
Net fee Income	0	0	0
Net Income from Financial Instruments measured at fair value through Profit or Loss	(23,413,632)	(40,615,972)	(18,478,205)
Income from Derecognition of Assets Measured at Amortized Cost	0	0	0
Exchange rate differences on foreign currency	109,742,854	28,380	478,540
Other Operating Income	24,101,771	10,476,534	4,628,511
Income from Insurance Business	42,825,266	49,667,891	51,972,255
Impairment Charge	2,387	7,552	(49,144)
Personnel Expenses	(25,667,021)	(23,250,309)	(19,745,298)
Administrative Expenses	(13,813,546)	(11,903,836)	(9,947,325)
Depreciation Expenses	(2,440,669)	(3,513,189)	(4,443,613)
Other Operating Expenses	(71,656,028)	(147,751)	(168,048)
Loss on net monetary position	(39,224,831)	(12,226,826)	(8,083,766)
Operating Income	16,786,925	28,673,101	24,677,992
Share of profit from Associates and Joint Ventures	9,830,413	0	0
Income before Taxes from Continuing Operations	26,617,338	28,673,101	24,677,992
Income Tax from Continuing Operations	(3,686,573)	(13,505,517)	(10,182,040)
Net Income from Continuing Operations	22,930,765	15,167,584	14,495,952
Net Income for the Year	22,930,765	15,167,584	14,495,952
Other Comprehensive Income (Loss)	400,102	(114,638)	150,354
Total Comprehensive Income Attributable to Parent company´s owners	23,335,937	15,052,890	14,646,306
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	(5,070)	56	0
Operating segments | Other Businesses
Disclosure of operating segments [line items]
Net Income from interest	(484,631)	2,973,892	968,583
Net fee Income	7,954,396	146,759	(328,712)
Net Income from Financial Instruments measured at fair value through Profit or Loss	134,946,535	53,871,845	18,104,983
Income from Derecognition of Assets Measured at Amortized Cost	14,217	0	0
Exchange rate differences on foreign currency	41,475,016	5,652,628	7,530,208
Other Operating Income	119,372,526	84,908,108	55,865,038
Income from Insurance Business	0	0	0
Impairment Charge	0	0	0
Personnel Expenses	(19,143,318)	(12,037,049)	(14,974,968)
Administrative Expenses	(15,924,829)	(16,263,560)	(12,781,010)
Depreciation Expenses	(1,552,173)	(640,776)	(481,033)
Other Operating Expenses	(29,450,643)	(11,244,948)	(5,796,056)
Loss on net monetary position	(101,047,072)	(47,720,633)	(19,380,454)
Operating Income	136,160,024	59,646,266	28,726,579
Share of profit from Associates and Joint Ventures	0	0	0
Income before Taxes from Continuing Operations	136,160,024	59,646,266	28,726,579
Income Tax from Continuing Operations	(73,456,671)	(41,268,618)	(18,178,756)
Net Income from Continuing Operations	62,703,353	18,377,648	10,547,823
Net Income for the Year	62,703,353	18,377,648	10,547,823
Other Comprehensive Income (Loss)	1,755,951	1,172,993	(48,825)
Total Comprehensive Income Attributable to Parent company´s owners	64,459,304	19,550,641	10,498,998
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	0	0	0
Adjustments
Disclosure of operating segments [line items]
Net Income from interest	(5,496,665)	(13,175,822)	6,917,137
Net fee Income	(20,302,358)	(18,671,490)	(21,672,748)
Net Income from Financial Instruments measured at fair value through Profit or Loss	9,881,990	14,175,408	(4,143,821)
Income from Derecognition of Assets Measured at Amortized Cost	0	0	0
Exchange rate differences on foreign currency	0	0	0
Other Operating Income	(15,112,753)	(16,185,018)	(19,379,965)
Income from Insurance Business	30,435,372	31,115,746	37,902,276
Impairment Charge	0	0	0
Personnel Expenses	0	0	0
Administrative Expenses	1,663,787	3,324,936	1,718,377
Depreciation Expenses	0	0	0
Other Operating Expenses	3,391	102,271	89,557
Loss on net monetary position	0	0	0
Operating Income	1,072,764	686,031	1,430,813
Share of profit from Associates and Joint Ventures	0	0	0
Income before Taxes from Continuing Operations	1,072,764	686,031	1,430,813
Income Tax from Continuing Operations	0	0	0
Net Income from Continuing Operations	1,072,764	686,031	1,430,813
Net Income for the Year	1,072,764	686,031	1,430,813
Other Comprehensive Income (Loss)	0	0	0
Total Comprehensive Income Attributable to Parent company´s owners	1,072,764	686,031	1,430,813
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	0	0	$ 0
Segment Adjustments
Disclosure of operating segments [line items]
Net Income from interest	(5,496,665)	(13,175,822)
Net fee Income	(20,302,358)	(18,671,490)
Net Income from Financial Instruments measured at fair value through Profit or Loss	9,881,990	14,175,408
Income from Derecognition of Assets Measured at Amortized Cost	0	0
Exchange rate differences on foreign currency	0	0
Other Operating Income	(15,112,753)	(16,185,018)
Income from Insurance Business	30,435,372	31,115,746
Impairment Charge	0	0
Personnel Expenses	0	0
Administrative Expenses	1,663,787	3,324,936
Depreciation Expenses	0	0
Other Operating Expenses	3,391	102,271
Loss on net monetary position	0	0
Operating Income	1,072,764	686,031
Share of profit from Associates and Joint Ventures	0	0
Income before Taxes from Continuing Operations	1,072,764	686,031
Income Tax from Continuing Operations	0	0
Net Income from Continuing Operations	1,072,764	686,031
Net Income for the Year	1,072,764	686,031
Other Comprehensive Income (Loss)	0	0
Total Comprehensive Income Attributable to Parent company´s owners	1,072,764	686,031
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	$ 0	$ 0